GOODWILL OF THE GROUP - Schedule of Goodwill (Details) £ in Millions	Dec. 31, 2022 GBP (£)
GOODWILL OF THE GROUP (Details) - Schedule of Goodwill [Line Items]
At 1 January	£ 470
At 31 December	470
Cost
GOODWILL OF THE GROUP (Details) - Schedule of Goodwill [Line Items]
At 1 January	814
At 31 December	814
Accumulated impairment losses
GOODWILL OF THE GROUP (Details) - Schedule of Goodwill [Line Items]
At 1 January	344
At 31 December	£ 344